Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone (215) 564-8000 Fax (215) 564-8120 www.stradley.com

Katherine R. Mason KMason@stradley.com 215.564.8006

1933 Act Rule 497(j) 1933 Act File No. 333-146680 1940 Act File No. 811-22132

March 3, 2009

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Aberdeen Funds File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 10 to the Registration Statement of Aberdeen Funds, which was filed with the Securities and Exchange Commission electronically on February 27, 2009 (Accession No. 0001193125-09-040935).

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

Sincerely,

/s/ Katherine R. Mason Katherine R. Mason, Esq.